Revenue	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue

4. Revenue

	2026-H1	2025-H1

Bitcoin operations in Duff site (1)	1,805,913	3,370,115
Bitcoin operation in Memphis site (2)	1,202,138	489,554
Hosting fees from third parties	187,363	135,889
Total	3,195,414	3,995,558

(1)	The output of bitcoins in Duff during the first half year of 2026 is 25.63 coins (2025-H1:33.33 coins).

(2)	The Company started mining in the Memphis site from the end of March 2025.The output of bitcoins is 15.58 coins during the first half year of 2026.